Science and Technology Fund Performance Management - Science and Technology Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the S&P® North American Technology Sector Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.Wellington Management Company LLP, which served as subadviser to the Fund since January 29, 2007, was terminated as a subadviser to the Fund effective September 30, 2024. Effective May 1, 2023, BlackRock Investment Management, LLC (“BlackRock”) was engaged as a subadviser to the Fund, replacing T. Rowe Price Associates, Inc., which had served as subadviser since the Fund’s inception. Effective July 22, 2022, Voya Investment Management Co. LLC (“Voya IM”) was engaged as a subadviser to the Fund, replacing Allianz Global Investors U.S. LLC, which had served as subadviser to the Fund since September 19, 2005.
The percentage of the Fund’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the S&P® North American Technology Sector Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:June 30, 202034.34%Lowest Quarterly Return:June 30, 2022-24.02%Year to Date Most Recent Quarter:June 30, 202633.88%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	33.88%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	34.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(24.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022